Master Trust Information (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Master Trust [Line Items]
Schedule of Master Trust
The following tables present the Master Trust balances and the Plan’s interest in the Master Trust balances as of December 31, 2025 and 2024:

	Master Trust Balances as of December 31, 2025	Plan’s interest in Master Trust Balances as of December 31, 2025
Company common stock	$228,264,940	$221,300,718
Common collective trusts	5,547,791,181	5,460,537,926
Mutual funds	234,860,058	232,970,000
Cash equivalents	21,041,877	20,700,731
Total investments at fair value	$6,031,958,056	$5,935,509,375
Investment contracts at contract value (see note 5)	386,072,611	381,115,519
Total investments	$6,418,030,667	$6,316,624,894

	Master Trust Balances as of December 31, 2024	Plan’s interest in Master Trust Balances as of December 31, 2024
Company common stock	$309,098,578	$298,435,503
Common collective trusts	4,863,355,623	4,794,935,812
Mutual funds	201,558,912	200,155,977
Cash equivalents	14,576,829	14,315,257
Total investments at fair value	$5,388,589,942	$5,307,842,549
Investment contracts at contract value (see note 5)	399,239,232	394,546,633
Total investments	$5,787,829,174	$5,702,389,182
The following table presents the net appreciation in fair values of investment and investment income of the Master Trust and Plan for the Year Ended December 31, 2025:

	Master Trust Balances	Plan’s interest in Master Trust Balances
Net appreciation	$826,950,750	$815,326,799
Interest, dividends and other income	30,659,229	30,215,532
Total investment income	$857,609,979	$845,542,331